Assets under construction - Asset rollforward (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Assets Under Construction [Line Items]
Balance at beginning of period	R 130,734
Additions	52,806	R 60,312	R 70,849
Finance costs capitalised	3,568	2,764	2,253
Disposals and scrapping	(1,200)	(105)	(963)
Balance at end of period	165,361	130,734
Assets under construction
Assets Under Construction [Line Items]
Balance at beginning of period	130,734	104,011
Additions	52,806	60,312
to sustain existing operations	19,127	16,888
to expand operations	33,679	43,424
Net reclassification from/(to) other assets	9
Finance costs capitalised	3,568	2,764
Net impairment of assets under construction	(1,790)	(1,093)
Reduction in rehabilitation provision capitalised (note 30)	(472)	(753)
Projects capitalised	(25,769)	(23,673)
Translation of foreign operations	7,475	(10,729)
Disposals and scrapping	(1,200)	(105)
Balance at end of period	165,361	130,734	104,011
Property, plant and equipment under construction
Assets Under Construction [Line Items]
Balance at beginning of period	129,124	102,185
Additions	51,871	59,771
to sustain existing operations	18,889	16,653
to expand operations	32,982	43,118
Net reclassification from/(to) other assets	42	(29)
Finance costs capitalised	3,568	2,764
Net impairment of assets under construction	(1,478)	(728)
Reduction in rehabilitation provision capitalised (note 30)	(341)	(726)
Projects capitalised	(25,315)	(23,433)
Translation of foreign operations	7,464	(10,575)
Disposals and scrapping	(1,152)	(105)
Balance at end of period	163,783	129,124	102,185
Other intangible assets under development
Assets Under Construction [Line Items]
Balance at beginning of period	1,245	1,470
Additions	321	313
to sustain existing operations	238	235
to expand operations	83	78
Net reclassification from/(to) other assets	(33)	29
Net impairment of assets under construction		(176)
Projects capitalised	(454)	(240)
Translation of foreign operations	46	(151)
Balance at end of period	1,125	1,245	1,470
Exploration and evaluation assets
Assets Under Construction [Line Items]
Balance at beginning of period	365	356
Additions	614	228
to expand operations	614	228
Net impairment of assets under construction	(312)	(189)
Reduction in rehabilitation provision capitalised (note 30)	(131)	(27)
Translation of foreign operations	(35)	(3)
Disposals and scrapping	(48)
Balance at end of period	R 453	R 365	R 356